TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXATION [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%